Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 16,911	$ 16,100
Accounts receivable, net		149,510
Inventories	4,308	313,530
Advances and prepayments to suppliers		9,532
Due from related parties	21,869
Other receivable	9,047	12,880
Total current assets	52,135	501,552
Property, plant and equipment, net	1,545,203	1,425,135
Operating lease right of use asset, net	200,384	178,166
Total assets	1,797,722	2,104,853
Current liabilities
Accounts payable	1,366,277	751,135
Accounts payable- related parties		263,628
Due to related parties		1,386,504
Operating lease liabilities - current	99,055	57,109
Other payable		62,754
Total current liabilities	1,465,332	2,521,130
Long term loan payable	414,000	414,000
Operating lease liabilities - noncurrent	101,329	121,057
Total liabilities	1,980,661	3,056,187
Shareholders’ equity
Ordinary shares (par value $0.0001, 500,000,000 shares authorized; 111,120,000 shares issued and outstanding as of September 30, 2023 and December 31, 2022)	11,112	11,112
Additional paid-in capital	221,288	221,288
Retained earnings	(477,490)	(1,224,575)
Accumulated other comprehensive loss	62,151	40,841
Total shareholders’ equity	(182,939)	(951,334)
Total liabilities and shareholders’ equity	$ 1,797,722	$ 2,104,853